Consolidated Balance Sheet Components - Property, Plant and Equipment (by Geographic Region) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, net	$ 15,639	$ 18,586
UNITED STATES
Property, Plant and Equipment [Line Items]
Property and equipment, net	1,403	1,796
Israel
Property, Plant and Equipment [Line Items]
Property and equipment, net	14,209	16,671
Rest of world
Property, Plant and Equipment [Line Items]
Property and equipment, net	$ 27	$ 119